DERIVATIVES (Tables)	12 Months Ended
Oct. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Aggregated notional amounts by designation
The number of open foreign exchange forward contracts and aggregated notional amounts by designation as of October 31, 2023 were as follows:

	Number of Open Forward Contracts	Aggregate Notional Amount USD
		Buy/(Sell)
		($ in millions)
Derivatives designated as hedging instruments:
Cash Flow Hedges
Foreign exchange forward contracts	270	$(383)

Net Investment Hedges
Foreign exchange forward contracts	3	$(11)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	194	$(162)

Gross fair values and balance sheet location of derivative instruments held in the consolidated balance sheet	The gross fair values and balance sheet location of derivative instruments held in the consolidated balance sheet as of October 31, 2023 and 2022 were as follows:

Fair Values of Derivative Instruments
Asset Derivatives			Liability Derivatives
	Fair Value			Fair Value
Balance Sheet Location	October 31, 2023	October 31, 2022	Balance Sheet Location	October 31, 2023	October 31, 2022
(in millions)
Derivatives designated as hedging instruments:
Cash flow hedges
Foreign exchange contracts
Other current assets	$15	$23	Other accrued liabilities	$1	$2

Net investment hedges
Foreign exchange contracts
Other current assets	$1	$—	Other accrued liabilities	$—	$—

Derivatives not designated as hedging instruments:
Foreign exchange contracts
Other current assets	$3	$8	Other accrued liabilities	$1	$3
Total derivatives	$19	$31		$2	$5

Effect of derivative instruments for foreign exchange contracts in the consolidated statement of operations
The effects of derivative instruments for foreign exchange contracts designated as hedging instruments and not designated as hedging instruments in our consolidated statement of operations were as follows:

	Years Ended October 31,
	2023	2022	2021
	(in millions)
Derivatives designated as hedging instruments:
Cash flow hedges
Foreign exchange contracts:
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$(2)	$(2)	$(1)
Gain (loss) recognized in accumulated other comprehensive income (loss)	$(4)	$56	$2
Gain (loss) reclassified from accumulated other comprehensive income (loss) into cost of sales	$2	$36	$(16)
Gain on time value of forward contracts recorded in cost of sales	$7	$—	$—
Net investment hedges
Foreign exchange contracts:
Gain (loss) recognized in accumulated other comprehensive income (loss) - translation adjustment	$(1)	$5	$1
Gain on time value of forward contracts recorded in other income (expense)	—	—	1

Derivatives not designated as hedging instruments:
Gain recognized in other income (expense), net	$3	$10	$—